Quarterly Holdings Report
for
Fidelity Advisor® Diversified Stock Fund
June 30, 2025
ADESI-NPRT3-0825
1.804792.121
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRALIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Canva Inc Class A (a)(b)(c)	4,833	6,253,563
BRAZIL - 0.9%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
MercadoLibre Inc (c)	6,700	17,511,321
Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp	153,400	13,795,017
TOTAL BRAZIL		31,306,338
CANADA - 1.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (c)	25,000	1,295,208
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Corp	72,400	1,879,449
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (United States) (c)	47,700	5,502,195
Materials - 0.8%
Chemicals - 0.2%
Nutrien Ltd (United States) (d)	140,200	8,165,248
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA (United States)	121,600	14,461,888
Franco-Nevada Corp	26,700	4,383,565
Orla Mining Ltd (c)	60,000	602,754
		19,448,207
TOTAL MATERIALS		27,613,455

TOTAL CANADA		36,290,307
CHINA - 0.5%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Tencent Holdings Ltd	90,800	5,850,754
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	34,300	3,889,963
Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd ADR	113,700	6,667,368
TOTAL CONSUMER DISCRETIONARY		10,557,331

TOTAL CHINA		16,408,085
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	80,800	3,131,807
FRANCE - 0.4%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	40,700	11,165,824
Industrials - 0.1%
Construction & Engineering - 0.1%
Vinci SA	16,000	2,359,526
TOTAL FRANCE		13,525,350
GERMANY - 0.7%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Auto1 Group SE (c)(e)(f)	49,300	1,588,876
Information Technology - 0.7%
Software - 0.7%
SAP SE ADR	83,000	25,240,300
TOTAL GERMANY		26,829,176
ITALY - 0.8%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA	208,600	25,358,342
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA	570,400	3,285,738
TOTAL ITALY		28,644,080
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (c)	39,600	21,828,312
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	4,400	961,356
TOTAL NETHERLANDS		22,789,668
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	192,200	43,531,378
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	95,505	3,234,946
Financials - 0.4%
Banks - 0.1%
Starling Bank Ltd (a)	879,300	2,920,870
Capital Markets - 0.3%
3i Group PLC	5,000	282,961
London Stock Exchange Group PLC	66,600	9,740,065
		10,023,026
TOTAL FINANCIALS		12,943,896

Industrials - 0.0%
Professional Services - 0.0%
RELX PLC	22,900	1,241,127
TOTAL UNITED KINGDOM		17,419,969
UNITED STATES - 92.3%
Communication Services - 9.9%
Entertainment - 3.1%
Live Nation Entertainment Inc (c)	88,700	13,418,536
Netflix Inc (c)	42,800	57,314,764
ROBLOX Corp Class A (c)	72,000	7,574,400
Spotify Technology SA (c)	38,200	29,312,388
Walt Disney Co/The	35,300	4,377,553
		111,997,641
Interactive Media & Services - 6.6%
Alphabet Inc Class A	87,900	15,490,617
Alphabet Inc Class C	490,160	86,949,482
Meta Platforms Inc Class A	179,731	132,657,654
Reddit Inc Class A (c)	21,200	3,192,084
Reddit Inc Class B (c)	3,500	526,995
		238,816,832
Media - 0.0%
EchoStar Corp (b)	44,158	1,223,177
Magnite Inc (c)	10,000	241,200
		1,464,377
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	25,000	5,956,500
TOTAL COMMUNICATION SERVICES		358,235,350

Consumer Discretionary - 8.5%
Automobiles - 0.1%
Tesla Inc (c)	25,500	8,100,330
Broadline Retail - 4.8%
Amazon.com Inc (c)	788,700	173,032,893
Diversified Consumer Services - 0.1%
Service Corp International/US	73,600	5,991,039
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (c)	52,400	6,934,616
Booking Holdings Inc	700	4,052,468
Cava Group Inc (c)	31,900	2,686,937
Domino's Pizza Inc	7,400	3,334,440
Hilton Worldwide Holdings Inc	20,484	5,455,709
Marriott International Inc/MD Class A1	1,500	409,815
Royal Caribbean Cruises Ltd	4,000	1,252,560
Starbucks Corp	94,900	8,695,687
Wyndham Hotels & Resorts Inc	33,900	2,753,019
		35,575,251
Household Durables - 0.6%
SharkNinja Inc (c)	23,800	2,355,962
Somnigroup International Inc	197,732	13,455,663
Toll Brothers Inc	40,700	4,645,091
		20,456,716
Specialty Retail - 1.6%
AutoZone Inc (c)	2,450	9,094,964
Group 1 Automotive Inc	2,800	1,222,788
Home Depot Inc/The	7,000	2,566,480
Lowe's Cos Inc	157,666	34,981,355
Revolve Group Inc Class A (c)	17,100	342,855
TJX Cos Inc/The	69,740	8,612,193
Williams-Sonoma Inc	4,400	718,828
		57,539,463
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	104,300	7,409,472
Ralph Lauren Corp Class A	5,600	1,535,968
Tory Burch LLC Class A (a)(b)(c)(g)	28,846	1,063,253
		10,008,693
TOTAL CONSUMER DISCRETIONARY		310,704,385

Consumer Staples - 4.0%
Beverages - 0.0%
Constellation Brands Inc Class A	17,500	2,846,900
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc Class A	101,600	2,185,416
Costco Wholesale Corp	23,000	22,768,620
Dollar General Corp	89,400	10,225,572
Dollar Tree Inc (c)	35,000	3,466,400
Kroger Co/The	118,600	8,507,178
Performance Food Group Co (c)	24,300	2,125,521
Walmart Inc	280,600	27,437,068
		76,715,775
Personal Care Products - 0.4%
BellRing Brands Inc (c)	4,200	243,306
Estee Lauder Cos Inc/The Class A	168,300	13,598,640
		13,841,946
Tobacco - 1.5%
Philip Morris International Inc	290,300	52,872,339
TOTAL CONSUMER STAPLES		146,276,960

Energy - 2.6%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	771,400	29,575,476
Oil, Gas & Consumable Fuels - 1.8%
Antero Resources Corp (c)	218,300	8,793,124
Cheniere Energy Inc	13,900	3,384,928
Energy Transfer LP	1,130,900	20,503,217
Exxon Mobil Corp	119,300	12,860,540
Range Resources Corp	326,300	13,270,621
Shell PLC	223,900	7,811,771
		66,624,201
TOTAL ENERGY		96,199,677

Financials - 12.5%
Banks - 2.0%
Bank of America Corp	50,000	2,366,000
First Horizon Corp	440,100	9,330,120
JPMorgan Chase & Co	77,700	22,526,007
M&T Bank Corp	15,000	2,909,850
US Bancorp	86,500	3,914,125
Wells Fargo & Co	374,900	30,036,988
		71,083,090
Capital Markets - 5.0%
Bank of New York Mellon Corp/The	288,300	26,267,013
Blackstone Inc	65,800	9,842,364
Cboe Global Markets Inc	122,000	28,451,621
Charles Schwab Corp/The	311,800	28,448,632
CME Group Inc Class A	26,100	7,193,682
Coinbase Global Inc Class A (c)	15,400	5,397,546
Goldman Sachs Group Inc/The	1,100	778,525
Intercontinental Exchange Inc	55,400	10,164,238
KKR & Co Inc Class A	81,300	10,815,339
LPL Financial Holdings Inc	3,600	1,349,892
Moody's Corp	10,300	5,166,377
Morgan Stanley	163,600	23,044,696
MSCI Inc	2,700	1,557,198
Northern Trust Corp	62,400	7,911,696
State Street Corp	132,200	14,058,148
		180,446,967
Consumer Finance - 0.4%
Capital One Financial Corp	79,800	16,978,248
Financial Services - 3.5%
Affirm Holdings Inc Class A (c)	21,500	1,486,510
Apollo Global Management Inc	110,200	15,634,074
Berkshire Hathaway Inc Class B (c)	7,045	3,422,250
Mastercard Inc Class A	100,859	56,676,706
Visa Inc Class A	137,800	48,925,890
		126,145,430
Insurance - 1.6%
Arthur J Gallagher & Co	73,054	23,386,046
Chubb Ltd	71,300	20,657,036
Marsh & McLennan Cos Inc	56,700	12,396,888
		56,439,970
TOTAL FINANCIALS		451,093,705

Health Care - 7.7%
Biotechnology - 2.4%
Alnylam Pharmaceuticals Inc (c)	65,600	21,391,504
Blueprint Medicines Corp (c)	3,000	384,540
Exact Sciences Corp (c)	78,513	4,172,181
Gilead Sciences Inc	437,600	48,516,712
Legend Biotech Corp ADR (c)	218,784	7,764,644
Madrigal Pharmaceuticals Inc (c)(d)	700	211,848
Nuvalent Inc Class A (c)	31,800	2,426,340
Scholar Rock Holding Corp (c)	19,200	680,064
		85,547,833
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	129,100	17,558,891
Boston Scientific Corp (c)	303,637	32,613,650
Glaukos Corp (c)	61,400	6,342,006
Insulet Corp (c)	70,900	22,275,362
Intuitive Surgical Inc (c)	4,200	2,282,322
Penumbra Inc (c)	3,400	872,542
Stryker Corp	21,549	8,525,431
		90,470,204
Health Care Providers & Services - 1.5%
CVS Health Corp	236,700	16,327,566
McKesson Corp	19,600	14,362,488
Molina Healthcare Inc (c)	54,100	16,116,390
UnitedHealth Group Inc	22,808	7,115,412
		53,921,856
Health Care Technology - 0.3%
Doximity Inc Class A (c)	132,000	8,096,880
Veeva Systems Inc Class A (c)	21,500	6,191,570
		14,288,450
Life Sciences Tools & Services - 0.0%
Bruker Corp	17,700	729,240
Pharmaceuticals - 1.0%
Eli Lilly & Co	45,538	35,498,237
TOTAL HEALTH CARE		280,455,820

Industrials - 10.2%
Aerospace & Defense - 2.2%
Boeing Co (c)	198,220	41,533,037
BWX Technologies Inc	4,000	576,240
GE Aerospace	24,400	6,280,316
Howmet Aerospace Inc	110,900	20,641,817
Karman Holdings Inc (d)	7,600	382,812
StandardAero Inc	54,800	1,734,420
TransDigm Group Inc	5,100	7,755,264
Woodward Inc	11,300	2,769,517
		81,673,423
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	11,900	1,141,804
Building Products - 1.6%
Carrier Global Corp	291,000	21,298,290
Trane Technologies PLC	85,949	37,594,952
		58,893,242
Commercial Services & Supplies - 0.4%
ACV Auctions Inc Class A (c)	46,300	750,986
Cintas Corp	18,040	4,020,575
GFL Environmental Inc Subordinate Voting Shares (United States)	171,800	8,669,028
		13,440,589
Construction & Engineering - 0.4%
Dycom Industries Inc (c)	24,200	5,914,238
EMCOR Group Inc	12,800	6,846,592
		12,760,830
Electrical Equipment - 1.4%
Eaton Corp PLC	28,200	10,067,118
GE Vernova Inc	77,100	40,797,465
		50,864,583
Ground Transportation - 0.6%
Norfolk Southern Corp	28,000	7,167,160
Uber Technologies Inc (c)	150,100	14,004,330
		21,171,490
Industrial Conglomerates - 0.5%
3M Co	123,300	18,771,192
Machinery - 2.6%
Allison Transmission Holdings Inc	38,500	3,657,115
Cummins Inc	8,400	2,751,000
Deere & Co	98,300	49,984,567
Dover Corp	42,900	7,860,567
Parker-Hannifin Corp	12,500	8,730,875
Pentair PLC	5,000	513,300
Westinghouse Air Brake Technologies Corp	90,300	18,904,305
		92,401,729
Professional Services - 0.2%
Paycom Software Inc	35,400	8,191,560
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies Inc	8,400	1,952,580
Ferguson Enterprises Inc	7,700	1,676,675
WW Grainger Inc	8,300	8,633,992
		12,263,247
TOTAL INDUSTRIALS		371,573,689

Information Technology - 30.8%
Communications Equipment - 0.3%
Cisco Systems Inc	161,500	11,204,870
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	322,500	31,846,875
Flex Ltd (c)	109,300	5,456,256
Jabil Inc	21,400	4,667,340
		41,970,471
IT Services - 1.4%
CoreWeave Inc Class A (h)	83,240	13,573,115
CoreWeave Inc Class A (a)(h)	5,404	881,179
IBM Corporation	72,700	21,430,506
Okta Inc Class A (c)	65,109	6,508,947
Snowflake Inc Class A (c)	28,400	6,355,068
X.Ai Holdings Corp Class A (a)(b)	63,487	2,321,084
		51,069,899
Semiconductors & Semiconductor Equipment - 12.8%
Advanced Micro Devices Inc (c)	101,100	14,346,090
Analog Devices Inc	52,900	12,591,258
Broadcom Inc	315,800	87,050,270
Intel Corp	243,400	5,452,160
Lam Research Corp	700	68,138
Marvell Technology Inc	205,448	15,901,675
Micron Technology Inc	115,800	14,272,350
NVIDIA Corp	2,001,000	316,137,991
		465,819,932
Software - 10.2%
Applied Intuition Inc Class A (a)(b)	6,266	854,620
Autodesk Inc (c)	44,200	13,682,994
Fair Isaac Corp (c)	1,950	3,564,522
Microsoft Corp	577,113	287,061,777
Monday.com Ltd (c)	16,720	5,258,106
Oracle Corp	121,500	26,563,545
Palantir Technologies Inc Class A (c)	51,900	7,075,008
Palo Alto Networks Inc (c)	17,000	3,478,880
Pegasystems Inc	50,000	2,706,500
Roper Technologies Inc	10,300	5,838,452
Servicenow Inc (c)	1,500	1,542,120
Zoom Communications Inc Class A (c)	111,700	8,710,366
Zscaler Inc (c)	15,400	4,834,676
		371,171,566
Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc	860,255	176,498,518
TOTAL INFORMATION TECHNOLOGY		1,117,735,256

Materials - 2.6%
Chemicals - 1.5%
CF Industries Holdings Inc	181,900	16,734,800
Corteva Inc	259,600	19,347,988
Ecolab Inc	4,000	1,077,760
Linde PLC	13,190	6,188,484
Sherwin-Williams Co/The	34,266	11,765,574
		55,114,606
Construction Materials - 0.4%
Martin Marietta Materials Inc	19,900	10,924,304
Vulcan Materials Co	10,000	2,608,200
		13,532,504
Containers & Packaging - 0.2%
International Paper Co	14,000	655,620
Smurfit WestRock PLC	116,900	5,044,235
		5,699,855
Metals & Mining - 0.4%
Freeport-McMoRan Inc	153,600	6,658,560
Newmont Corp	159,700	9,304,122
		15,962,682
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	56,200	4,832,638
TOTAL MATERIALS		95,142,285

Real Estate - 2.3%
Health Care REITs - 0.8%
Ventas Inc	456,600	28,834,290
Office REITs - 0.0%
Douglas Emmett Inc	30,000	451,200
Real Estate Management & Development - 0.5%
Zillow Group Inc Class C (c)	233,900	16,384,695
Residential REITs - 0.0%
Camden Property Trust	17,300	1,949,537
Specialized REITs - 1.0%
American Tower Corp	53,900	11,912,978
Public Storage Operating Co	87,400	25,644,908
		37,557,886
TOTAL REAL ESTATE		85,177,608

Utilities - 1.2%
Electric Utilities - 0.8%
Edison International	15,500	799,800
Evergy Inc	16,000	1,102,880
Eversource Energy	26,900	1,711,378
Exelon Corp	266,400	11,567,088
NRG Energy Inc	78,800	12,653,704
		27,834,850
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	56,400	10,930,884
Multi-Utilities - 0.1%
Ameren Corp	20,000	1,920,799
Sempra	37,100	2,811,067
		4,731,866
TOTAL UTILITIES		43,497,600

TOTAL UNITED STATES		3,356,092,335
TOTAL COMMON STOCKS (Cost $2,239,658,234)		3,602,222,056

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(c)	17,226	3,777,317
UNITED STATES - 0.3%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (a)(b)	30,000	1,226,400
Information Technology - 0.3%
IT Services - 0.0%
Yanka Industries Inc Series E (a)(b)(c)	165,574	443,738
Yanka Industries Inc Series F (a)(b)(c)	265,105	1,139,952
		1,583,690
Software - 0.3%
Applied Intuition Inc Series A2 (a)(b)	8,157	1,112,533
Applied Intuition Inc Series B2 (a)(b)	3,934	536,558
Evozyne Inc Series A (a)(b)(c)	20,000	287,600
MOLOCO Inc Series A (a)(b)(c)	100,208	6,701,912
		8,638,603
TOTAL INFORMATION TECHNOLOGY		10,222,293

TOTAL UNITED STATES		11,448,693
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,748,360)		15,226,010

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	23,365,662	23,370,335
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	3,199,971	3,200,291
TOTAL MONEY MARKET FUNDS (Cost $26,570,626)			26,570,626

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,286,977,220)	3,644,018,692
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(7,539,803)
NET ASSETS - 100.0%	3,636,478,889

Legend

(a)	Level 3 security
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,941,707 or 0.7% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,588,876 or 0.0% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,588,876 or 0.0% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $14,454,294 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series G	4/17/25	1,226,484

Applied Intuition Inc Class A	7/02/24	374,048

Applied Intuition Inc Series A2	7/02/24	486,931

Applied Intuition Inc Series B2	7/02/24	234,840

ByteDance Ltd Series E1	11/18/20	1,887,525

Canva Inc Class A	3/18/24 - 5/03/24	5,155,173

EchoStar Corp	9/30/24	1,238,190

Evozyne Inc Series A	4/09/21	449,400

MOLOCO Inc Series A	6/26/23	6,012,480

Tory Burch LLC Class A	5/14/15	2,428,662

X.Ai Holdings Corp Class A	10/25/22	2,287,000

Yanka Industries Inc Series E	5/15/20	2,000,001

Yanka Industries Inc Series F	4/08/21	8,450,699

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
CoreWeave Inc Class A	9/24/2025

CoreWeave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	50,455,982	489,634,351	516,719,998	1,778,545	-	-	23,370,335	23,365,662	0.0%
Fidelity Securities Lending Cash Central Fund	15,967,950	171,957,903	184,725,562	7,126	-	-	3,200,291	3,199,971	0.0%
Total	66,423,932	661,592,254	701,445,560	1,785,671	-	-	26,570,626

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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